Trade Receivables - Trade Receivables by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Trade receivables	¥ 3,152	¥ 2,901	[1]
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	3,188	2,937
Gross carrying amount [member] | RMB [member]
Disclosure of financial assets [line items]
Trade receivables	2,686	2,430
Gross carrying amount [member] | USD [member]
Disclosure of financial assets [line items]
Trade receivables	151	179
Gross carrying amount [member] | EURO [member]
Disclosure of financial assets [line items]
Trade receivables	65	104
Gross carrying amount [member] | AUD [Member]
Disclosure of financial assets [line items]
Trade receivables	33	6
Gross carrying amount [member] | TWD [Member]
Disclosure of financial assets [line items]
Trade receivables	22	27
Gross carrying amount [member] | GBP [Member]
Disclosure of financial assets [line items]
Trade receivables	18	13
Gross carrying amount [member] | Others [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 213	¥ 178

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).